OTHER EXPENSES ITEMS, EXPENSES BY NATURE AND FINANCIAL INCOME AND EXPENSES	12 Months Ended
Dec. 31, 2020
OTHER EXPENSES ITEMS, EXPENSES BY NATURE AND FINANCIAL INCOME AND EXPENSES [Abstract]
OTHER EXPENSES ITEMS, EXPENSES BY NATURE AND FINANCIAL INCOME AND EXPENSES
NOTE 6.    OTHER EXPENSES ITEMS, EXPENSES BY NATURE AND FINANCIAL INCOME AND EXPENSES

6.1    Other expenses, net

Total other expenses, net is as following:

(In millions)	2020	2019	2018
Legal provision(1)	-	(3.8)	(225.7)
Foreign currency (loss) gain	(1.6)	(13.2)	(6.9)
Reinsurance income (expense)	-	4.3	10.3
Net gain (loss) from disposal of property, plant and equipment and intangible assets	(0.7)	(0.8)	0.9
Other	0.4	(25.2)	(12.4)
Total other expenses, net	€(1.9)	€(38.7)	€(233.8)

(1)
A provision of €220.8 million was recorded in 2018 regarding U.S. Department of Justice (the “DOJ”) related to investigation of offshore platform projects awarded between 2003 and 2007, performed in Brazil by a joint venture company in which the Technip Energies Group was a minority participant, and also certain other projects performed by the members of the Technip Energies Group in Brazil between 2002 and 2013. Refer to Note 22 for detailed description.

6.2    Expenses by nature

Total operating expenses by nature are as following:

(In millions)	2020	2019	2018
Wages, salaries and other pension costs	1,064.6	975.0	996.4
Operating leases expense	-	-	74.0
Depreciation and amortization	121.4	134.8	29.9
Merger transaction and integration costs	-	15.2	15.4
Purchases, external charges and other expenses	4,047.0	3,934.7	3,731.1
Total costs and expenses	€5,233.0	€5,059.7	€4,846.8

6.3    Financial income

Total financial income consisting of the following:

(In millions)	2020	2019	2018
Interest income	24.5	65.2	64.9
Dividends from non-combined investments	-	-	6.1
Financial income related to long-term employee benefit plan	0.1	-	-
Other	0.2	-	-
Total financial income	€24.8	€65.2	€71.0

6.4    Financial expenses

Total net financial income (expense) consisting of the following:

(In millions)	Note	2020	2019	2018
Interest expenses		(3.8)	(1.6)	(0.6)
Financial expenses related to long-term employee benefit plan		(1.3)	(2.5)	(2.4)
Redeemable financial liability fair value measurement	20, 23	(177.2)	(377.9)	(288.4)
Other		(26.6)	(18.0)	11.9
Total financial expenses		(208.9)	(400.0)	(279.5)
Total financial income (expenses)		€(184.1)	€(334.8)	€(208.5)